OWC Pharmaceutical Research Corp. - Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0
Selling, general and administrative expenses	305,479	472,142	4,873,223	231,336
Research and development	99,124	0	160,325	0
Loss from operations	(404,603)	(472,142)	(5,033,548)	(231,336)
Interest expense	0	0	(3,185)	(15,941)
Interest income	0	0	94	0
Amortization of debt discount	0	(36,871)	(34,034)	(71,033)
Total other expenses	0	(36,871)	(37,125)	(86,974)
Total costs and expenses	(404,603)	(509,013)	(5,070,673)	(318,310)
Loss loss before income taxes	(404,603)	(509,013)	(5,070,673)	(318,310)
Net loss	$ (404,603)	$ (509,013)	$ (5,070,673)	$ (318,310)
Basic and diluted net loss	$ (0.01)	$ (0.02)	$ (0.10)	$ (0.02)
Weighted average shares outstanding (basic and diluted)	79,729,241	29,358,306	52,209,962	18,981,066